Shareholdings by the board of Directors and Executive Management (Details)		6 Months Ended
	Mar. 29, 2019 director	Jun. 30, 2019 DKK (kr) shares	Jun. 30, 2018 DKK (kr) shares
Shareholdings By The Board Of Directors And Executive Management [Line items]
Granted		49,360	29,668
Exercised		(192,572)	(251,144)
Number of independent directors | director	5
Number of non-independent directors | director	1
Number of employee-elected directors | director	3
Reelected term	1 year
Employee elected board of directors term	3 years
RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		218,902	168,044
Granted | kr		15,431	10,489
Outstanding at end of period | kr		207,091	129,112
Board of Directors And Executive Management [Member]
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		735,312,000
Acquired		19,401,000
Balance at end of period		754,713,000
Balance at beginning of period		554,679,000
Exercised		(102,737,000)
Transferred | kr		kr (232,000)
Balance at end of period		451,710,000
Board of Directors And Executive Management [Member] | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		86,279,000
Settled		(21,711,000)
Transferred		(1,251,000)
Outstanding at end of period | kr		63,317,000
Board of Directors
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		42,087,000
Acquired		8,881,000
Balance at end of period		50,968,000
Balance at beginning of period		74,478,000
Exercised		(15,337,000)
Transferred | kr		kr (232,000)
Balance at end of period		58,909,000
Board of Directors | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		20,127,000
Settled		(2,631,000)
Transferred		(1,251,000)
Outstanding at end of period | kr		16,245,000
Mats Pettersson
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		24,800,000
Acquired		7,207,000
Balance at end of period		32,007,000
Balance at beginning of period		26,250,000
Exercised		(6,250,000)
Balance at end of period		20,000,000
Mats Pettersson | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		3,298,000
Settled		(957,000)
Outstanding at end of period | kr		2,341,000
Anders Gersel Pedersen
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		8,000,000
Acquired		718,000
Balance at end of period		8,718,000
Balance at beginning of period		29,000,000
Exercised		(9,000,000)
Balance at end of period		20,000,000
Anders Gersel Pedersen | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		2,278,000
Settled		(718,000)
Outstanding at end of period | kr		1,560,000
Pernille Erenbjerg
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		2,700,000
Acquired		478,000
Balance at end of period		3,178,000
Pernille Erenbjerg | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		1,649,000
Settled		(478,000)
Outstanding at end of period | kr		1,171,000
Paolo Paoletti
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		3,337,000
Acquired		478,000
Balance at end of period		3,815,000
Paolo Paoletti | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		1,649,000
Settled		(478,000)
Outstanding at end of period | kr		1,171,000
Rolf Hoffmann
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		1,050,000
Balance at end of period		1,050,000
Rolf Hoffmann | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		1,899,000
Outstanding at end of period | kr		1,899,000
Deirdre P. Connelly
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		2,200,000
Balance at end of period		2,200,000
Deirdre P. Connelly | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		2,094,000
Outstanding at end of period | kr		2,094,000
Peter Storm Kristensen
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		2,515,000
Balance at end of period		2,515,000
Peter Storm Kristensen | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		1,481,000
Outstanding at end of period | kr		1,481,000
Rick Hibbert
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		876,000
Exercised		(87,000)
Transferred | kr		kr (789,000)
Rick Hibbert | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		1,439,000
Transferred		(1,439,000)
Mijke Zachariasse
Shareholdings By The Board Of Directors And Executive Management [Line items]
Transferred | kr		kr 557,000
Balance at end of period		557,000
Mijke Zachariasse | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Transferred		188,000
Outstanding at end of period | kr		188,000
Daniel Bruno
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		15,837,000
Balance at end of period		15,837,000
Daniel Bruno | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		4,340,000
Outstanding at end of period | kr		4,340,000
Executive Management
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		693,225,000
Acquired		10,520,000
Balance at end of period		703,745,000
Balance at beginning of period		480,201,000
Exercised		(87,400,000)
Balance at end of period		392,801,000
Executive Management | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		66,152,000
Settled		(19,080,000)
Outstanding at end of period | kr		47,072,000
Jan van de Winkel
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		662,400,000
Acquired		6,084,000
Balance at end of period		668,484,000
Balance at beginning of period		108,068,000
Exercised		(42,400,000)
Balance at end of period		65,668,000
Jan van de Winkel | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		33,505,000
Settled		(11,387,000)
Outstanding at end of period | kr		22,118,000
David A. Eatwell
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		30,825,000
Acquired		4,436,000
Balance at end of period		35,261,000
Balance at beginning of period		335,201,000
Exercised		(45,000,000)
Balance at end of period		290,201,000
David A. Eatwell | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		20,068,000
Settled		(7,693,000)
Outstanding at end of period | kr		12,375,000
Judith Klimovsky
Shareholdings By The Board Of Directors And Executive Management [Line items]
Balance at beginning of period		36,932,000
Balance at end of period		36,932,000
Judith Klimovsky | RSUs
Shareholdings By The Board Of Directors And Executive Management [Line items]
Outstanding at beginning of period | kr		12,579,000
Outstanding at end of period | kr		12,579,000